Fair Value Measurements - Additional Information (Detail) - ZANITE ACQUISITION CORP [Member] - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Warrant And Forward Contract Liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	$ 16,622,500	$ 23,575,000	$ 23,575,000	$ 36,515,500
Forward contract to acquire additional warrant liability value	0	3,542,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3			19,435,000
US Treasury Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Current	$ 236,947,197	$ 232,302,673	$ 236,926,076	$ 232,302,673